Earnings Per Share (''EPS'') (Tables)	12 Months Ended
Jun. 29, 2014
Reconciliation of the Components of the Basic and Diluted Per Share

A reconciliation of the components of the basic and diluted per share computations follows (in thousands, except per share amounts):

	2014	2013	2012
Net Income Attributable to STRATTEC	$16,424	$9,375	$8,793
Less: Income Attributable to Participating Securities	296	171	—
Net Income Attributable to Common Shareholders	$16,128	$9,204	$8,793
Weighted Average Shares of Common Stock Outstanding	3,428	3,327	3,300
Incremental Shares – Stock based Compensation	85	52	30
Diluted Weighted Average Shares of Common Stock Outstanding	3,513	3,379	3,330
Basic Earnings Per Share	$4.70	$2.77	$2.66
Diluted Earnings Per Share	$4.59	$2.72	$2.64

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share

Options to purchase shares of common stock that were excluded from the calculation of diluted earnings per share because their inclusion would have been antidilutive were as follows:

Number of Options Excluded
June 29, 2014	—
June 30, 2013	248,000
July 1, 2013	248,000